Equity - Schedule of Common Stock (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Equity [Line Items]
Number of shares	561,000,000	561,000,000	561,000,000
Common stock value	$ 6,185,082	$ 6,185,082	$ 7,777,576
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Number of shares	476,850,000	476,850,000	476,850,000
Common stock value	$ 5,257,319	$ 5,257,319	$ 6,610,939
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Number of shares	84,150,000	84,150,000	84,150,000
Common stock value	$ 927,763	$ 927,763	$ 1,166,637